Inventories (Tables)	12 Months Ended
Mar. 26, 2022
Inventory Disclosure [Abstract]
Summary of Inventories, Net of Reserves
Inventories, net of reserves, are summarized as follows:

	As of
	March 26, 2022	March 27, 2021
	(In thousands)
Raw materials and work in progress	$716	$813
Finished goods	78,191	96,976

	$78,907	$97,789

Continuity of the Inventory Reserves
Continuity of the inventory reserves are as follows (in thousands):

Balance March 30, 2019	$1,895
Additional charges	342
Deductions	(390)
Balance March 28, 2020	1,847
Additional charges	291
Deductions	(200)
Balance March 27, 2021	1,938
Additional charges	85
Deductions	(248)

Balance March 26, 2022	$1,775